Income tax (Schedule of Current and Deferred Portions of Income Tax Expense Included in Consolidated Statements of Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current and deferred portions of income tax expense
Current income tax expenses	$ (21,467)	$ (30,664)	$ (36,510)
Deferred income tax benefit	7,982	11,808	1,935
Income tax expenses	$ (13,485)	$ (18,856)	$ (34,575)